Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 6,553,768	$ 4,296,676
Other current assets	15,590	16,804
TOTAL CURRENT ASSETS	6,569,358	4,313,480
Intangible assets, net	180	213
Property and equipment, net	75,948	13,259
Security deposit	7,500	7,500
TOTAL NON-CURRENT ASSETS	83,628	20,972
TOTAL ASSETS	6,652,986	4,334,452
CURRENT LIABILITIES
Accounts payable and accrued expenses	178,929	14,955
Payable to related party	0	516
TOTAL CURRENT LIABILITIES	178,929	15,471
Commitments and Contingencies
TOTAL LIABILITIES	178,929	15,471
STOCKHOLDERS' EQUITY
Preferred Stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0
Common Stock, $0.001 par value, 50,000,000 shares authorized, 17,840,261 shares issued and outstanding as of March 31, 2019 and 15,983,273 as of March 31, 2018	17,840	15,983
Additional paid-in capital	9,684,578	5,011,661
Common stock issuable	19,800	0
Accumulated deficit	(3,248,161)	(708,663)
TOTAL STOCKHOLDERS' EQUITY	6,474,057	4,318,981
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,652,986	$ 4,334,452